Brian H. Blaney
Tel. 602.445.8322
Fax 602.445.8603
BlaneyB@gtlaw.com

May 3, 2005

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Attention: Maryse Mills-Apenteng

Re:	Synaptics Incorporated Registration Statement on Form S-3 File No. 333-122348

Ladies and Gentlemen:

     We express our appreciation for your continued prompt review of the Synaptics registration statement on Form S-3. This letter addresses your letter of April 20, 2005. For ease of review, we have indicated the comment to which each response applies.

     1. The company understands that its confidential treatment request in connection with Exhibit 10.22 filed with Form 8-K on April 1, 2005, must be processed before effectiveness of the registration statement. We are available at your convenience to discuss any concerns you may have with respect to that filing.

     2. Pursuant to your request, the company has revised footnote number 6 to the selling securityholder table to indicate that each of Bear, Stearns & Co. and KBC Financial Products USA is deemed to be an underwriter within the meaning of Section 2(11) of the Securities Act. The company has also amended the Plan of Distribution section on page 77 accordingly.

     3. Pursuant to your request, the company has revised the Incorporation of Certain Documents by Reference section to include the Form 8-K filed April 1, 2005. The company will continue to amend this section as needed to incorporate any additional periodic reports the company files prior to effectiveness.

Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix Arizona 85016 | Tel. 602.445.8000 | Fax 602.445.8100

Securities and Exchange Commission
May 3, 2005

     Your prompt attention to the enclosed is greatly appreciated. Please do not hesitate to contact me at (602) 445-8322 or Robert S. Kant at (602) 445-8302 should you have any questions or concerns.

Sincerely,

/s/ Brian H. Blaney

Brian H. Blaney
For the Firm

BHB:ksl
cc:	Russ J. Knittel Robert S. Kant